Capital, Reserves and Dividends (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of Share Capital	Ordinary shares, issued and fully paid:

	Number	HK$	Equivalent RMB
	of shares	Million	Million
As of January 1 and December 31, 2018 and 2019	20,475,482,897	382,263	402,130

Summary of Dividends
(b)	Dividends

(i)	Dividends attributable to the year:

	2019	2018	2017
	Million	Million	Million
Ordinary interim dividend declared and paid of HK$1.527 (equivalent to approximately RMB1.343) (2018: HK$1.826 (equivalent to approximately RMB1.540); 2017: HK$1.623 (equivalent to approximately RMB1.409)) per share	28,206	32,870	28,211
Special dividend declared and paid of HK$3.200 (equivalent to approximately RMB2.777) per share in 2017	—	—	55,621
Ordinary final dividend proposed after the balance sheet date of HK$1.723 (equivalent to approximately RMB1.543 million) (2018: HK$1.391 (equivalent to approximately RMB1.219); 2017: HK$1.582 (equivalent to approximately RMB1.322)) per share	31,602	24,955	27,077

	59,808	57,825	110,909

The proposed ordinary final dividend, which is declared in Hong Kong dollar is translated into RMB with reference to the rate HK$1 = RMB0.89578, being the rate announced by the State Administration of Foreign Exchange in the PRC on December 31, 2019. As the ordinary final dividend was declared after the balance sheet date, such dividend is not recognized as liability as of December 31, 2019.
In accordance with the 2009 Notice and the PRC enterprise income tax law, the Company is required to withhold enterprise income tax equal to 10% of any dividend, when it is distributed to non-resident
enterprise shareholders whose names appeared on the Company’s register of members, as of the record date for such dividend, and who were not individuals.

(ii)	Dividends attributable to the previous financial year, approved and paid during the year:

	2019	2018	2017
	Million	Million	Million
Ordinary final dividend in respect of the previous financial year, approved and paid during the year, of HK$1.391 (equivalent to approximately RMB1.219) (2018: HK$1.582 (equivalent to approximately RMB1.322); 2017: HK$1.243 (equivalent to approximately RMB1.112)) per share	25,059	27,060	22,204